FAIR VALUE MEASUREMENTS FAIR VALUE MEASUREMENTS - Part 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets And Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held as of December 31	$ 959	$ 0
Included in earnings	959	0
Included in other comprehensive income (loss)	$ 682	$ (5,540)